Consolidated statements of comprehensive income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statements of comprehensive income [Abstract]
Profit/(loss) for the year	$ 55,269	$ (104,887)	$ 1,667
Items that may be subject to transfer to income statement
Change in fair value of cash flow hedges	(40,220)	(28,535)	(37,480)
Currency translation differences	(57,628)	121,924	(22,150)
Tax effect	6,195	4,426	12,555
Net income/(expenses) recognized directly in equity	(91,653)	97,815	(47,075)
Cash flow hedges	67,519	70,953	72,774
Tax effect	(16,880)	(17,738)	(18,194)
Transfers to income statement	50,639	53,215	54,580
Other comprehensive income/(loss)	(41,014)	151,030	7,505
Total comprehensive income/(loss) for the year	14,255	46,143	9,172
Total comprehensive (income)/loss attributable to non-controlling interest	(11,954)	(14,773)	(9,629)
Total comprehensive income/(loss) attributable to the Company	$ 2,301	$ 31,370	$ (457)